CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A Preferred Stock IDoc Virtual Telehealth Solutions, Inc	Preferred Stock Series A Preferred Stock DHAC	Preferred Stock Series A Preferred Stock	Common Stock Dominion	Common Stock IDoc Virtual Telehealth Solutions, Inc	Common Stock This American Doc	Common Stock IDoc Virtual Telehealth Solutions, Inc	Common Stock	Additional Paid-In Capital Dominion	Additional Paid-In Capital IDoc Virtual Telehealth Solutions, Inc	Additional Paid-In Capital DHAC	Additional Paid-In Capital This American Doc	Additional Paid-In Capital IDoc Virtual Telehealth Solutions, Inc	Additional Paid-In Capital	Accumulated Deficit This American Doc	Accumulated Deficit IDoc Virtual Telehealth Solutions, Inc	Accumulated Deficit	Non controlling Interest This American Doc	Non controlling Interest	Dominion	IDoc Virtual Telehealth Solutions, Inc	DHAC	IDoc Virtual Telehealth Solutions, Inc	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																$ (18,124)							$ (18,124)
Ending balance at Dec. 31, 2022								$ 464						$ 6,027,153			$ (5,666,895)		$ (362,755)					$ (2,033)
Ending balance (shares) at Dec. 31, 2022								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																	(451,252)							(451,252)
Non-controlling interest																			(4,767)					(4,767)
Ending balance at Mar. 31, 2023								$ 464						6,027,153			(6,118,147)		(367,522)					(458,052)
Ending balance (shares) at Mar. 31, 2023								4,639,643
Beginning balance at Dec. 31, 2022								$ 464						6,027,153			(5,666,895)		(362,755)					(2,033)
Beginning balance (shares) at Dec. 31, 2022								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																								(875,862)
Non-controlling interest																								(8,738)
Ending balance at Jun. 30, 2023								$ 464						6,027,153			(6,542,757)		(371,493)					(886,633)
Ending balance (shares) at Jun. 30, 2023								4,639,643
Beginning balance at Dec. 31, 2022								$ 464						6,027,153			(5,666,895)		(362,755)					(2,033)
Beginning balance (shares) at Dec. 31, 2022								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																$ (3,860,118)							(3,860,118)
Ending balance at Dec. 31, 2023								$ 464						6,027,153			(9,114,985)		(325,279)					(3,412,647)
Ending balance (shares) at Dec. 31, 2023								4,639,643
Beginning balance at Mar. 31, 2023								$ 464						6,027,153			(6,118,147)		(367,522)					(458,052)
Beginning balance (shares) at Mar. 31, 2023								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																	(424,610)							(424,610)
Non-controlling interest																			(3,971)					(3,971)
Ending balance at Jun. 30, 2023								$ 464						6,027,153			(6,542,757)		(371,493)					(886,633)
Ending balance (shares) at Jun. 30, 2023								4,639,643
Beginning balance at Dec. 31, 2023								$ 464						6,027,153			(9,114,985)		(325,279)					(3,412,647)
Beginning balance (shares) at Dec. 31, 2023								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																	(2,811)							(2,811)
Non-controlling interest																			31,980					31,980
Ending balance at Mar. 31, 2024								$ 464						6,027,153			(9,117,796)		(293,299)					(3,383,478)
Ending balance (shares) at Mar. 31, 2024								4,639,643
Beginning balance at Dec. 31, 2023								$ 464						6,027,153			(9,114,985)		(325,279)					(3,412,647)
Beginning balance (shares) at Dec. 31, 2023								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																								(332,792)
Ending balance at Jun. 30, 2024			$ 1					$ 1,481						64,582,130			(9,773,056)							54,810,556
Ending balance (shares) at Jun. 30, 2024			6,158					14,806,820
Beginning balance at Mar. 31, 2024								$ 464						6,027,153			(9,117,796)		(293,299)					(3,383,478)
Beginning balance (shares) at Mar. 31, 2024								4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																	(329,981)							(329,981)
Non-controlling interest																			$ (31,980)					(31,980)
Escrow shares released from stock payable								$ 24						127,686										127,710
Escrow shares released from stock payable (shares)								239,424
Shares for iDoc acquisition					$ 495	$ 36				$ 67,450,680		$ (36)			$ (325,279)						$ 67,451,175
Shares for iDoc acquisition (shares)					4,950,000	354,441
Shares issued to non-controlling interest holders																		$ 325,279
Shares issued to settled debt to Vsee debt holders				$ 30			$ 12	$ 1	$ 599,970				$ 227,988	155,564						$ 600,000			$ 228,000	155,565
Shares issued to settled debt to Vsee debt holders (Shares)				300,000			114,000	12,846
Reverse recapitalization								$ 360						(17,381,804)										(17,381,444)
Reverse recapitalization (shares)								3,603,966
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition					$ 59					1,184,941											1,185,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition (shares)					592,500
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition										$ 300,000	$ 1,268,000			220,000							$ 300,000	$ 1,268,000		220,000
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition (in shares)	300	1,268	220
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction			$ 1											4,369,999										4,370,000
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction (shares)			4,370
Stock based compensation														31,989										31,989
Ending balance at Jun. 30, 2024			$ 1					$ 1,481						$ 64,582,130			$ (9,773,056)							$ 54,810,556
Ending balance (shares) at Jun. 30, 2024			6,158					14,806,820